Assets and liabilities classified as held for sale - Summary of Assets and Liabilities Held for Sale (Detail) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) country	Apr. 01, 2019 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Assets [abstract]
Intangible assets	£ 13,889	£ 14,315	£ 14,385	£ 14,447
Property, plant and equipment	18,474	17,801	17,835	17,000
Right-of-use assets	5,391 [1]	5,155
Contract assets	1,721		1,602
Deferred tax assets	300	1,349	1,347	1,326
Current tax receivable	67		110	77
Cash and cash equivalents	1,549		1,666	528
Liabilities [abstract]
Contract liabilities	1,151		1,425
Lease liabilities	6,560	6,269
Current tax liabilities	21		15	83
Retirement benefit obligations	1,140		7,182	6,847
Provisions	719	£ 797	£ 1,006	£ 1,055
Disposal groups classified as held for sale
Assets [abstract]
Intangible assets	35
Property, plant and equipment	37
Right-of-use assets	34
Trade and other receivables	87
Contract assets	8
Deferred tax assets	4
Inventories	1
Current tax receivable	19
Cash and cash equivalents	43
Assets held for sale	268
Liabilities [abstract]
Trade and other payables	104
Contract liabilities	28
Lease liabilities	62
Current tax liabilities	4
Retirement benefit obligations	8
Provisions	5
Liabilities held for sale	£ 211
Latin America divestment
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of countries included in divestment | country	16
Latin America divestment | Specific Items | Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment loss recognised in profit or loss	£ 90
France divestment | Specific Items | Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment loss recognised in profit or loss	£ 37

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.